As filed with the Securities and Exchange Commission on August 31, 2005.

1933 Act Registration No. 333-43300

1940 Act Registration No. 811-10041

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	[	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒

JNL INVESTORS SERIES TRUST

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(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951

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(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (517) 381-5500

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Susan S. Rhee, Esq. JNL Investors Series Trust Assistant Vice President & Associate General Counsel 1 Corporate Way Lansing, Michigan 48951	Joan Boros, Esq. Jorden Burt 1025 Thomas Jefferson Street, N.W. Washington, D.C. 20007

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

______	immediately upon filing pursuant to paragraph (b)

_____	on November 1, 2005 pursuant to paragraph (b)

__X__	60 days after filing pursuant to paragraph (a)(1)

_____	on May 2, 2005 pursuant to paragraph (a)(1)

_____	75 days after filing pursuant to paragraph (a)(2)

_____	on (date) pursuant to paragraph (a)(2) of Rule 485

_____     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JNL SERIES TRUST

REFERENCE TO ITEMS REQUIRED BY FORM N-1A

N-1A Item		Caption in Prospectus or Statement of Additional Information relating to each Item
Part A. Information Required in a Prospectus		Prospectus

1.	Front and Back Cover Pages	Front and Back Cover Pages

2.	Risk/Return Summary: Investments, Risks, and Performance	About the Funds of the Trust

3.	Risk/Return Summary: Fee Table	About the Funds of the Trust

4.	Investment Objectives, Principle Investment Strategies, Related Risks and Disclosure of "Market Timing" Policy Portfolio Holdings	About the Funds of the Trust

5.	Management, Organization and Capital Structure Management	About the Funds of the Trust

6.	Shareholder Information	Share Redemption; Tax Status

7.	Distribution Arrangements	The Distributor; Distribution Plan

8.	Financial Highlights Information	Financial Highlights

Part B. Information Required in a Statement of Additional Information		Statement of Additional Information

9.	Cover Page and Table Of Contents	Cover Page and Table of Contents

10.	Fund History	General Information and History

11.	Description of the Fund and Its Investments and Risks	Common Types of Investments and Management Practices; Additional Risk Considerations; Investment Restrictions Applicable to All Funds

12.	Management of the Fund	Trustees and Officers of the Trust

13.	Control Persons and Principal Holders	Trustees and Officers of the Trust; Ownership of Trustees of Shares in the Funds of the Trust; Principal Holders of Trust Shares

14.	Investment Advisory and Other Services	Investment Adviser, Sub- Advisers and Other Service Providers

15.	Portfolio Managers	Portfolio Manager Compensation Structure

16.	Brokerage Allocation and Other Practices	Fund Transactions and Brokerage

17.	Capital Stock and Other Securities	Purchases, Redemptions and Pricing of Shares

18.	Purchase, Redemption and Pricing of Shares	Purchases, Redemptions and Pricing of Shares

19.	Taxation of the Fund	Tax Status

20.	Underwriters	The Distributor; Distribution Plan

21.	Calculation of Performance	Not Applicable

22.	Financial Statements	Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

PROSPECTUS

Institutional Class Shares

November 1, 2005

JNL® INVESTORS SERIES TRUST

1 Corporate Way • Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Investors Series Trust (Trust).

The Trust currently offers shares in the following Fund (“Fund”):

JNL Money Market Fund

The Fund offers one class of shares.

The Securities and Exchange Commission has not approved or disapproved the Trust’s securities, or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

For more detailed information about the Trust and the Fund, see the Trust’s Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

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TABLE OF CONTENTS

I.	About the JNL Money Market Fund................................................................................1

INCLUDES A DESCRIPTION OF THE FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II.	Management of the Trust..............................................................................................4

MANAGEMENT OF THE FUND; FUND EXPENSES; SUB-ADVISORY ARRANGEMENT; ADMINISTRATIVE FEE, CLASSES OF SHARES, HOW SHARES ARE PRICED; SHARE REDEMPTION; AND TAX STATUS.

III.	Financial Highlights....................................................................................................7

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND’S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

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ABOUT THE JNL MONEY MARKET FUND

Investment Objective. The investment objective of the JNL Money Market Fund (the "Fund") is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;

•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;

•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);

•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 90 days or less.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

Principal Risks of Investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

•

Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer’s credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security’s price to fall.

•

Risk of investment in banking industry. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The Performance of a Fund will vary from year to year.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	Not Applicable
Maximum Sales Load Imposed on Reinvested Dividends	Not Applicable
Deferred Sales Load	Not Applicable
Redemption Fee	Not Applicable
Exchange Fee	Not Applicable

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average daily net assets)
Institutional Class
Management/Administrative Fee	0.20%
12b-1 Service Fee	0.00%
Other Expenses	0.00%*
Total Fund Annual Operating Expenses	0.20%

* Expected to be less than 1 basis point.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Institutional Class
1 Year	$20
3 Years	$64

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser. The sub-adviser to the JNL Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2005, Wellington Management had investment management authority with respect to approximately $484 billion in assets.

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More About The Investment Objectives and Risks of All Funds

The investment objectives of the Fund are not fundamental and may be changed by the Trustees without shareholder approval.

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MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (JNAM L.L.C.® or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

Management Fee

As compensation for its services, the Adviser receives a fee from the Fund of 0.20% of the Fund’s average daily net assets, accrued daily and payable monthly.

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates the sub-adviser to manage the investment and reinvestment of the assets of the Fund of the Trust. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of the Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Trustees of the Trust.

Under the terms of the Sub-Advisory Agreement with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for the Fund consistent with its investment objectives and policies outlined in this Prospectus. The sub-adviser implements such program by purchases and sales of securities. The sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such program.

As compensation for its services, the sub-adviser receives a fee from the Adviser, stated as an annual percentage of the net assets of the Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-adviser out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

•	performing initial due diligence on prospective sub-advisers for the Funds;
•	monitoring the performance of sub-advisers;
•	communicating performance expectations to the sub-advisers; and
•	ultimately recommending to the Board of Trustees whether a sub-adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on July 11, 2005, the shareholders of all Funds approved this multi-manager structure.

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ADMINISTRATIVE FEE

For the Institutional Class, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds at no additional cost. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, registration fees, other non-operating expenses, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

HOW SHARES ARE PRICED

The Fund's net asset value is expected to be constant at $1.00 per share, although this is not guaranteed. The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

“MARKET TIMING” POLICY

This policy does not apply to the money market fund.

Institutional Class shares may only be purchased by other regulated investment companies and institutional investors.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity byshareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as “market timing”. The Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Adviser takes various steps designed to deter and curtail market timing, based on daily monitoring of trading activity. The Funds also report trading activity that it has identified as being potentially injurious to the Funds.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policieswill be totally effective in this regard. The Funds rely on the Adviser to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jnl.com or www.jnlny.com.

SHARE REDEMPTION

Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

5

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

FUND DISTRIBUTIONS AND TAX ISSUES

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes dividends of ordinary income and any realized net capital gains to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.

The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax advisor.

DISTRIBUTIONS

The Fund declares dividends of any net investment income daily and distributes to shareholders every month. The dividends you receive from the Fund will be taxed as ordinary income, whether or not they are reinvested in the Fund.

Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net capital gains will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAX ISSUES

Form 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a form 1099 when you take any distributions from your qualified tax-deferred plan or account.

Fund distributions are generally taxable in the year they are received, except if we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a non-resident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder’s country.

6

FINANCIAL HIGHLIGHTS

The financial highlights information for the Fund is not included in the prospectus because the Fund had not commenced investment operations as of the effective date of this prospectus.

PROSPECTUS

NOVEMBER 1, 2005

JNL INVESTORS SERIES TRUST

You can find more information about the Trust in:

•

The Trust’s Statement of Additional Information (SAI) dated November 1, 2005, which contains further information about the Trust and the Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•

The Trust’s Annual and Semi-Annual Reports to shareholders, which show the Fund’s actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-312-338-5801, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.

The Trust’s SEC file number is: 811-10041

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STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2005

JNL INVESTORS SERIES TRUST

This Statement of Additional Information (the “SAI”) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Investors Series Trust Prospectus dated November 1, 2005 (the “Prospectus”). The financial statements of the JNL Investors Series Trust will be incorporated by reference (which means they legally are a part of this SAI) from the Trust’s Annual/Semi-Annual Reports to shareholders. You can obtain a copy of the current prospectus, SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-312-338-5801, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dominic D’Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

TABLE OF CONTENTS

General Information and History	2
Common Types of Investments and Management Practices	2
Investment Restrictions	8
Trustees and Officers of the Trust	10
Principal Holders of the Trust’s Shares	14
Investment Adviser, Sub-Adviser and Other Service Providers	15
Trustees' Consideration of Investment Advisory and Sub-Advisory Agreements	16
Purchases, Redemptions and Pricing of Shares	24
Description of Shares; Voting Rights; Shareholder Inquiries	25
Taxes, Dividends and Distributions	27
Financial Statements	29
Appendix A – Ratings of Investments	A-1

GENERAL INFORMATION AND HISTORY

The JNL Investors Series Trust (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated July 28, 2000. The Trust offers shares in one Fund: JNL Money Market Fund (Institutional Class).

COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

This section describes some of the types of securities the Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, the Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit the Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If the Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true. As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities. For these and other reasons, an asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

Bank Obligations. The Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Borrowing and Lending. The Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, the Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Cash Position. The Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in up to 397 days that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Fund also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

Commercial Paper. The Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and generally a maturity of up to 270 days.

Diversification. The Fund is a diversified company, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), and will have at least 75% of the value of its total assets represented by:

•	cash and cash items (including receivables);
•	government securities;
•	securities of other investment companies; and
•	other securities limited in respect to any one issuer to not more than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

These percentage limitations are measured at the time that the Fund acquires a security, and the Fund will not lose its diversification status if the Fund’s holdings exceed these percentages because of post-acquisition changes in security prices.

Adjustable and Floating Rate Obligations. The Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice. See also the discussion of “Variable Rate Securities” below.

Illiquid Securities. The Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; funding agreements; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Trust’s Board of Trustees;. See the description of the Fund's investment restrictions below for more information about the Fund's policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares.

The Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

U.S. Government Obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

Variable Rate Securities. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund has adopted a policy under which the Fund will not invest more than 5% of its assets in any combination of inverse floater, interest only (“IO”), or principal only (“PO”) securities.

Money Market Fund Investments

The JNL Money Market Fund will comply with Rule 2a-7, (the “Rule”) under the Investment Company Act (the “Act”), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a “money market” fund and which seeks to maintain a stable net asset value per share by either the “amortized cost” or “penny rounding” methods of determining net asset value.

It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their “amortized cost” in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund’s net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund’s net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, and may invest only in U.S. dollar-denominated “Eligible Securities” (as that term is defined in the Rule) that have been determined by the sub-adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”) or, if only one NRSRO has issued a rating, by that NRSRO (the “requisite NRSRO”). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix to this Statement of Additional Information. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

Under the Rule, the Fund may not invest more than five percent of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities. A “first tier security” is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a “second tier security”) if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

INVESTMENT RESTRICTIONS

Fundamental Policies. The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a the Fund if a matter affects just the Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

(1)	The Fund is a “diversified company,” as such term is defined under the 1940 Act.

(2)

The Fund may not invest more than 25% of the value of their respective assets in any particular industry (the Fund may invest more than 25% in the domestic banking industry) (other than U.S. government securities).

(3)	The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

(4)	The Fund may not purchase or sell commodities.

(5)

The Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

(6)

The Fund may not invest more than 10% of its net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

(7)

The Fund may not issue senior securities except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund’s total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

Operating Policies. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

(a)

The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accord with Rule 2a-7 under the 1940 Act.

(b)

The Fund may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

Non-Fundamental Investment Restrictions. Unless otherwise indicated, all limitations applicable to the Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Fund assets invested in certain securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Operating Policies. The Trustees have adopted additional investment restrictions for the Fund. The restrictions or operating policies of the Fund may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

(a)	The Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

TRUSTEES AND OFFICERS OF THE TRUST

The officers of the Trust manage its day to day operations and are responsible to the Trust’s Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust’s officers. As of February 13, 2004, the Board reduced its membership to six Trustees in anticipation of regulatory changes requiring that 75% of the Trustees be disinterested. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below). Since December 2003, the Trustees met as a consolidated Board for all of the investment companies in the Fund Complex.

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies: JNL® Series Trust (42 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (15 portfolios), and JNLNY Variable Fund I LLC (7 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.

Trustee/Officer (age) & Address	Current Position with the Trust	Length of Time Served	Principal Occupation for the Past 5 years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Trusteeships held by the Trustee
Interested Trustee
Robert A. Fritts[1] (56) 1 Corporate Way Lansing, MI 48951	Trustee President and Chief Executive Officer	8/97 to present 12/02 to present	Senior Vice President (9/03 to present) and Controller of Jackson National Life Insurance Company (9/82 to present); Vice President and Controller of Jackson National Life Insurance Company (8/82 to 8/03); Trustee or Manager, and (since 12/02) President and Chief Executive Officer, of each other investment company in the Fund Complex.	65	None
Disinterested Trustees
Michael Bouchard (49) 1 Corporate Way Lansing, MI 48951	Trustee	12/03 to present	Sheriff, Oakland County, Michigan (1/99 to present); Senator – State of Michigan (1991 to 1999); Chairman – Financial Services Committee (1/95 to 1/99)	65	None
Dominic D’Annunzio (67) 1 Corporate Way Lansing, MI 48951	Chairman of the Board Trustee	2/04 to present 2/02 to present	Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) (8/97 to 5/98)	65	None
Michelle Engler (47) 1 Corporate Way Lansing, MI 48951	Trustee	12/03 to present	Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002); Michigan Community Service Commission Chair (1991 to 2000)	65	Director of Federal Home Loan Mortgage Corporation
Joseph Frauenheim (70) 1 Corporate Way Lansing, MI 48951	Trustee	12/94 to present	Consultant (Banking)	65	None
Richard McLellan (62) 1 Corporate Way Lansing, MI 48951	Trustee	12/94 to present	Member, Dykema Gossett PLLC (Law Firm)	65	None

_________________________

1Mr. Fritts is an “interested persons” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser and Distributor.

Trustee/Officer (age) & Address	Current Position with the Trust	Length of Time Served	Principal Occupation for the past 5 years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Trusteeships held by the Trustee
Officers
Mark D. Nerud (39) 225 West Wacker Drive, Chicago, IL 60606	Vice President Treasurer and Chief Financial Officer	8/97 to present 12/02 to present

Chief Financial Officer of the Adviser (11/00 to present) and Managing Board Member of the Adviser (11/00 to 11/03); Vice President, Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser; Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

				Not Applicable	Not Applicable
Susan S. Rhee (33) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary	2/04 to present

Secretary of the Adviser (11/00 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present); Senior Attorney of Jackson National Life Insurance Company (1/00 to 7/01); Goldman, Sachs & Co. (10/99 to 12/99); Van Eck Associates Corporation (9/97 to 10/99)

				Not Applicable	Not Applicable
Steven J. Fredricks (34) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer	1/05 to present	Attorney of Jackson National Life Insurance Company (2/02 to 5/05); Contract Attorney, Godfrey & Kahn, S.C. (2001 – 2002); Associate Attorney I, AAL Capital Management Corporation (1997 to 2001)	Not Applicable	Not Applicable

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust’s independent auditor, and for the approval of the auditor’s fee. The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. Messrs. Frauenheim, McLellan, Bouchard, D’Annunzio and Mrs. Engler are members of the Audit Committee. Mr. Frauenheim serves as Chair of the Audit Committee.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. As of February 12, 2005, Messrs. Nerud, Fritts and Fredricks are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board.

Certain Positions of Disinterested Trustees and their Family Members

None of the disinterested Trustees, nor any member of a disinterested Trustee’s immediate family, held any position (other than the disinterested Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

Ownership of Trustees of Shares in the Fund of the Trust

As of December 31, 2004, none of the disinterested Trustees beneficially owned any shares of the Fund.

Ownership by Disinterested Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2004, none of the disinterested Trustees, nor any member of a disinterested Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of the Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of the Fund.

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust. Each disinterested Trustee is paid an annual retainer of $25,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $10,000. Each Trustee receives $2,500 for telephonic meetings. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.

For the year ended December 31, 2004, the disinterested Trustees received the following fees for service as Trustee:

Trustee	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and from Fund Complex
Joseph Frauenheim	$82,500	$0	$0	$82,500
Richard McLellan	$77,500	$0	$0	$77,500
Dominic D’Annunzio	$87,500	$0	$0	$87,500**
Michael Bouchard	$77,500	$0	$0	$77,500
Michelle Engler	$77,500	$0	$0	$77,500

* The fees paid to the independent Trustees are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds and it affiliated investment companies on a pro-rata basis based on net assets.

**Mr. D’Annunzio deferred $19,583.

Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

PRINCIPAL HOLDERS OF THE TRUST’S SHARES

As of_______, 2005, [TO BE UPDATED BY AMENDMENT] the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Trust.

As of_______, 2005, [TO BE UPDATED BY AMENDMENT] the following persons beneficially owned more than 5% or more of the shares of the Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL Money Market Fund

INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Jackson National Asset Management, LLC (“JNAM L.L.C." or the "Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM L.L.C. provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

JNAM L.L.C. acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus.

Investment Sub-Advisers

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate the sub-adviser to manage the investment and reinvestment of the assets of the Fund of the Trust. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of the Fund and reviews the performance of such sub-adviser and reports periodically on such performance to the Trustees of the Trust.

Wellington Management Company, LLP (“Wellington Management”), with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the JNL Money Market Fund. Wellington Management is a Massachusetts limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2005, Wellington Management had investment management authority with respect to approximately $484 billion in assets.

TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS

Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Trustees or by a vote of the majority of the outstanding voting securities of the investment company.

Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

The Trustees are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-advisers on a number of matters, including (i) the investment performance of the Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives; (ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Fund under their management, portfolio management representatives of the Trust’s sub-adviser also make in-person reports to the Trustees on a regular basis.

The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and the sub-adviser.

Described below is a summary of certain information provided to and considered by the Trustees, and their conclusions with respect thereto, that contributed to the Trustees’ decision to approve of the current investment advisory and sub-advisory agreements of the Trust.

Investment Advisory and Management Agreement with the Adviser

The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a “manager of managers” structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate the sub-adviser for the Fund, or materially amend agreements with sub-advisers. The Adviser and the Trust have been granted an exemption by the SEC. The “manager of managers” structure was approved by the Trustees at a meeting held December 13, 2001. The form of the Investment Advisory and Management Agreement with the Adviser’s predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000, and was submitted to shareholders of the Trust for approval at a meeting of shareholders held July 11, 2005. The agreement was approved by the shareholders of the Fund, and became effective as of January 31, 2001.

At its meeting on August 31, 2005, the Board of Trustees (the “Board”) of the JNL Investors Series Trust (the “Trust”), including a majority of the Independent Trustees, considered the commencement of operations of the JNL Money Market Fund of JNL Investors Series Trust. The Trustees were presented by the Adviser with information regarding: (1) the nature, quality and extent of its services, (2) the investment performance of the Trust, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for the Trust's investors, and (5) other “fall-out” benefits realized by JNAM (i.e. ancillary benefits derived by JNAM or its affiliates from JNAM’s relationship with the Trust).

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Adviser to the Fund. The Board reviewed information on the Adviser's key personnel that will be providing investment advisory services to the Fund, including responsibilities for serving as the Fund's administrator and transfer agent, overseeing the Fund's sub-adviser, monitoring adherence to the Fund's investment restrictions and monitoring compliance with various policies and procedures of the Fund. The Board concluded that there was a reasonable basis on which to conclude that the Fund would benefit from the services provided by the Adviser under their Agreements as a result of their experience, reputation, personnel, operations and resources.

Investment Performance of the Funds

The Board considered information provided by the Adviser on the performance of the Funds, including comparative performance information.

Costs of Services and Profits Realized by the Adviser

The Board examined the advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers. This Fund has not yet commenced operation therefore the Board could not consider profitability.

Economies of Scale

The Board considered the extent to which the Funds’ advisory fees reflect economies of scale for the benefit of Funds’ shareholders. The Board reviewed the Funds’ fee arrangements, which include breakpoints that decrease the fee rate as the Funds’ assets increase. The Board concluded that the breakpoints in the Adviser's contracts with the Funds, would share with shareholders the benefits of economies of scale as the Funds’ assets grow. The Board concluded that, under the Agreements, shareholders would share in the benefits to be achieved through economies of scale.

Other Benefits to the Adviser and its Affiliates

In evaluating the benefits that accrue to the Adviser, the Board reviewed all the JNL Funds as a whole, including the Money Market Fund of the JNL Investors Series Trust (the "Funds"). Through its relationship with the Funds, the Board recognized that the Adviser, and its affiliate, Jackson National Life Distributors, Inc. (“JNLD”), serve the Funds in various capacities, including as Adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain of these services to the Funds. As administrator, the Adviser receives a fee for providing fund accounting and administration services to the Funds. This fee also is used by the Adviser to cover most of the Funds’ operating expenses. The Board also reviewed the Administrative Fee annually. JNAM does not receive a fee for its transfer agent services. As distributor, JNLD receives a 0.20% 12b-1 fee from the Funds (except for the S&P Funds and the JNL Money Market Fund). After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreements were in the best interest of the Funds and its shareholders.

Sub-Advisory Agreement with Wellington Management Company, LLP ("Wellington Management")

At its meeting on August 31, 2005, the Board of Trustees (the “Board”) of the JNL Money Market Fund (the “Fund”), including a majority of the Independent Trustees, considered and approved the Fund’s investment sub-advisory agreement with Wellington Management (the “Sub-adviser”) through June 30, 2007 (the “Agreement”). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser’s services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser’s cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

The Board of Trustees also periodically considers other material facts such as the allocation of the Fund’s brokerage commissions and the Fund’s record of compliance with its investment policies and restrictions on personal securities transactions.

Before approving the Agreement, the Board’s Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the “Adviser”) and the Sub-adviser and the terms of the Agreement.

Based on its evaluation of information provided by the Sub-adviser, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser’s key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser’s duties under the Agreement in serving as the Fund’s investment Sub-adviser including duties for investment research and stock selection, adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-adviser are cause for concern, and require increased scrutiny by JNAM and the Board, the Board concluded that the Fund benefits from services provided by the Sub-adviser under the Agreement, as a result of the Sub-adviser's: management and operational changes; portfolio management and investment experience, past performance, fee structure, and extensive resources.

Investment Performance of the Sub-adviser and the Fund

The Board considered composite information, which showed performance of Wellington’s Money Market Composite and its benchmark. On a gross of fee basis, the sub-adviser out-performed its benchmark over all periods. The Board concluded it was in the best interest of the Fund and its shareholders to approve the Agreement.

Costs of Services and Profits Realized by the Sub-adviser

The Board examined the sub-advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund’s sub-adviser fee of 0.05% is below the Lipper average of 0.09%. The Board noted that the Fund’s sub-advisory fee is reasonable.

Economies of Scale

The Board considered the extent to which the Fund’s sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund’s fee arrangements, which include breakpoints that decrease the fee rate as the Fund’s assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund’s assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

Other Benefits to the Sub-Adviser and Adviser

Wellington Management is sub-adviser to other funds advised by JNAM.

In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-adviser to the JNLIST. Through its relationship with the Fund, the Board recognized that the Sub-Adviser and its affiliate serve the Fund in various capacities. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

As compensation for their services, the sub-advisers receive fees from the Adviser computed separately for the Fund. The fee for the Fund is stated as an annual percentage of the net assets of the Fund, and is calculated based on the average net assets of the Fund.

The following is the management fee the Adviser currently is obligated to pay the sub-adviser out of the advisory fees it receives from the Fund as described elsewhere in this SAI and the Prospectus:

FUND	ASSETS	FEES
JNL Money Market Fund	$0 to $750 million Over $750 million	..05%* .04%*

*The assets of the JNL/Select Money Market Fund of the JNL Series Trust and the assets of the JNL Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.

The sub-advisory fees payable by the Adviser to the sub-adviser may be reduced as agreed to by the parties from time to time.

Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreement entered into between the Adviser and the sub-adviser, the sub-adviser invests and reinvests the Fund’s assets consistent with the Fund’s respective investment objectives and policies. The investment sub-advisory agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees. The sub-advisory agreement may be terminated at any time upon 60 days notice by either party and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 851 of the Internal Revenue Code, applicable to the Fund (relating to the diversification requirements applicable to registered investment companies).

Administrative Fee. The Administrator provides or procures all necessary administrative functions and services for the operation of the Funds at no additional cost for the Institutional Class. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees, and registration/regulatory expenses.

Custodian and Transfer Agent. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for the Fund:

JNAM L.L.C. is the transfer agent and dividend-paying agent for each Fund of the Trust.

Registered Independent Public Accounting Firm. The Trustees have appointed KPMG LLP as the Trust's registered independent public accounting firm. KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust.

Code of Ethics. To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the sub-advisers and JNLD have adopted Codes of

Ethics ("Codes") under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Fund of the Trust. The Trust’s and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Funds. The Board of Trustees has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees, and a committee of the Board of Trustees with responsibility for proxy oversight will instruct the Adviser and the sub-adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-advisers, or affiliate of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

Disclosure of Portfolio Information

Statement of Policy. JNAM, the Distributor, and the Funds have adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings. As a general matter, it is JNAM’s policy that public disclosure of information concerning the Funds’ portfolio holdings should be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public. The policies and procedures generally provide that: (i) information about the Funds’ portfolio holdings may not be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end; (ii) portfolio holding information that is solely available in other regulatory reports or filings may not be disclosed, except as expressly authorized by the Funds’ President; and (iii) portfolio holding information for the fund of funds and index funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds’ website one (1) day prior to the use of any printed materials.

Public Disclosures. Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

The Funds and the Distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Funds will disclose their ten (10) largest portfolio holdings on the Funds’ website at www.jnl.com or www.jnlny.com at approximately the same time as printed performance updates are first released. For the Mellon and Standard & Poor’s sub-advised Funds, the distributor may periodically disclose portfolio holdings thirty (30) days after the relevant reporting period and shall not be provided to any broker-dealers on a preferential basis. The Funds may also disclose, on their website, portfolio holdings and composition as of the end of each quarter; such information may be released not less than thirty (30) days after the end of the relevant quarter.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services such as Lipper and Morningstar on a quarterly basis, or at such time as those service providers may request, or as necessary for JNAM and the Funds to obtain materials and information from the service providers. The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for rated funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement limiting the use of such information to the approved purposes.

Other Disclosures. The Funds periodically provide information concerning their portfolio holdings to the Adviser’s service providers and the Funds’ Board in connection with their transactions/services to or on behalf of the Funds. In addition to the Adviser, these service providers may include any sub-adviser, distributor, auditor, and/or legal counsel.

The Funds may also disclose portfolio holding information to any regulator in response to any regulatory requirement not involving public disclosure, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds’ President in writing and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.

Any exceptions authorized by the President are reported to the Funds’ Board. The Funds’ Board also receives reports at least annually concerning the operation of these policies and procedures. The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Shares of the Fund may be purchased at their respective net asset values which is expected to be constant at $1.00 per share, although this price is not guaranteed.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

As stated in the Prospectus, the net asset value (NAV) of the Fund’s shares is determined once each day on which the New York Stock Exchange (NYSE) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of the Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. The Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.

The securities of the Fund are valued at amortized cost, which approximates market value, in accord with Rule 2a-7 under the 1940 Act. The net income of the JNL Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

Because the net income of the Fund is declared as a dividend payable in additional shares each time the Fund’s net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder’s account.

The Trust may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund of shares. In that case, the shares of the Fund would participate equally in the earnings, dividends, and assets of the Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights. Shareholders are entitled to one vote for each share held. Except for matters affecting Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only the Fund even though: (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

•	designate a Fund of the Trust;

•	change the name of the Trust; or

•

supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

Shareholder Inquiries. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

TAXES, DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their share in that fund.

Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund’s annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived form interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (b) a fund must diversify its holdings, so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund’s assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the fund may be subject to original issue discount and market discount rules.

The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December, and paid in the following January, will be treated as having been received by shareholders on October 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares. Because none of the Fund’s net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the applications of state and local taxes.

FINANCIAL STATEMENTS

A Statement of Assets and Liabilities of the JNL Money Market Fund as of __________, and the report of KPMG, with respect hereto, is set forth below. [TO BE UPDATED BY AMENDMENT]

APPENDIX A — RATINGS OF INVESTMENTS

Ratings by Moody's Investors Service, Inc. (“Moody’s”)

Commercial Paper Ratings. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1 or 2.

Standard & Poor's Ratings Services (“S&P”)

Issue Credit Ratings Definitions. A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings.

A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-1

A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but

A-2

adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

A-3

JNL Investors Series Trust

PART C

OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23. Exhibits

(a)	Agreement and Declaration of Trust of Registrant, incorporated by reference to Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 8, 2000.

(b)	(1) By-laws of Registrant, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(2)	Amended and Restated By-laws of Registrant, attached hereto.

(c)	Not Applicable

(d)

(1)            Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(2)

Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and PPM America, Inc., incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(3)	Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, attached hereto.

(4)	Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, attached hereto.

(e)

(1)            Form of Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(f)	Not Applicable.

(g)

(1)            Form of Custody Agreement between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(2)	Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, attached hereto.

(3)	Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, attached hereto.

(4)	Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, attached hereto.

(5)	Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, attached hereto.

(6)	Amendment to Custody Contract dated December 15, 2003, between Registrant and Boston Safe Deposit & Trust Company, attached hereto.

(7)

Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, attached hereto.

(8)	Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, attached hereto.

(9)

Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, attached hereto.

(10)	Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, attached hereto.

(11)

Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, attached hereto.

(h)

(1)            Form of Administration Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(2)	Form of Administration Agreement between Registrant and Jackson National Asset Management, LLC, attached hereto.

(3)	Form of Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, attached hereto.

(i)	Consent of Counsel, attached hereto.

(j)	Consent of Auditor, to be filed by amendment.

(k)	Not Applicable

(l)	Not Applicable

(m)	Rule 12b-1 Plan, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(n)	Rule 18f-3 Plan, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(o)	Reserved.

(p)

(1)            The Registrant’s Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(2)

PPM America, Inc.’s Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(3)

Jackson National Financial Services LLC's Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

(4)	Jackson National Asset Management, LLC's Code of Ethics, to be filed by amendment.

(5)	Wellington Management Company, LLP's Code of Ethics, attached hereto.

Item 24.	Persons controlled by or under Common Control with Registrant.

Jackson National Separate Account – I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
Jackson National Separate Account VI
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 25.	Indemnification.

Article 4 of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article 4 of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

a)

The Trust shall indemnify each of its current and former Trustees, officers and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust. The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Pursuant and subject to section 4.1, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(b)

The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust.

(c)

To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)

Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)

The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)

Pursuant and subject to Article 4, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g)	Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)

Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)

Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)

The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26.	Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Frauenheim, Fritts, McLellan, D'Annunzio, Bouchard and Nerud, and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name	Address	Principal Occupation

Robert A. Fritts	1 Corporate Way Lansing, MI 48951	Managing Board Member (11/03 to Present)

Thomas J. Meyer	1 Corporate Way Lansing, MI 48951	Managing Board Member (11/03 to Present)

Andrew B. Hopping	1 Corporate Way Lansing, MI 48951	President, Managing Board Member (1/01 to Present)

Mark D. Nerud	1 Corporate Way Lansing, MI 48951	Chief Financial Officer (1/01 to Present)

Susan S. Rhee	1 Corporate Way Lansing, MI 48951	Secretary (1/01 to Present) Chief Legal Officer (7/04 to Present)

Steven J. Fredricks	1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (2/05 to Present)

Wellington Management Company, LLP, 801-15908, the sub-adviser of the fund of the Trust, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information.

Item 27.	Principal Underwriters.

(a)	Not Applicable.

(b)	Not Applicable.

(c)	Not Applicable.

Item 28.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company

Act of 1940 and the Rules promulgated thereunder are in the physical possession of Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), One Boston Place, Boston, MA 02108.

Item 29.	Management Services.

Not Applicable.

Item 30.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Pre-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Pre-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 31st day of August, 2005.

JNL INVESTORS SERIES TRUST

By:	/s/ Robert A. Fritts *
Robert A. Fritts
President, CEO and Trustee

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert A. Fritts * Robert A. Fritts President, Chief Executive Officer and Trustee	August 31, 2005

/s/ Joseph Frauenheim * Joseph Frauenheim Trustee	August 31, 2005

/s/ Richard McLellan * Richard McLellan Trustee	August 31, 2005

/s/ Dominic D'Annunzio * Dominic D'Annunzio Trustee	August 31, 2005

/s/ Michelle Engler * Michelle Engler Trustee	August 31, 2005

/s/ Michael Bouchard * Michael Bouchard Trustee	August 31, 2005

/s/ Mark D. Nerud * Mark D. Nerud Vice President, Chief Financial Officer and Treasurer	August 31, 2005

* By Thomas J. Meyer, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL INVESTORS SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Investors Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Robert A. Fritts Robert A. Fritts	January 1, 2005

/s/ Joseph Frauenheim Joseph Frauenheim	January 1, 2005

/s/ Richard McLellan Richard McLellan	January 1, 2005

/s/ Dominic D'Annunzio Dominic D'Annunzio	January 1, 2005

/s/ Michelle Engler Michelle Engler	January 1, 2005

/s/ Michael Bouchard Michael Bouchard	January 1, 2005

/s/ Mark D. Nerud Mark D. Nerud	January 1, 2005

EXHIBIT LIST

Item 23.	Exhibits

(b)	(2)	Amended and Restated By-laws of Registrant, attached hereto as EX-99.23(b)(2).

(d)	(3) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, attached hereto, as EX-99.23(d)(3).

(4)	Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, attached hereto as EX-99.23(d)(4).

(g)	(2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, attached hereto as EX-99.23(g)(2).

(3)	Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, attached hereto as EX-99.23(g)(3).

(4)	Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, attached hereto as EX-99.23(g)(4).

(5)	Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, attached hereto as EX-99.23(g)(5).

(6)	Amendment to Custody Contract dated December 15, 2003, between Registrant and Boston Safe Deposit & Trust Company, attached hereto as EX-99.23(g)(6).

(7)

Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, attached hereto as EX-99.23(g)(7).

(8)

Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, attached hereto as EX-99.23(g)(8).

(9)

Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, attached hereto as EX-99.23(g)(9).

(10)

Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, attached hereto as EX-99.23(g)(10).

(11)

Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, attached hereto as EX-99.23(g)(11).

(h)	(2) Form of Administration Agreement between Registrant and Jackson National Asset Management, LLC, attached hereto as EX-99.23(h)(2).

(3)	Form of Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, attached hereto as EX-99.23(h)(3).

(i)	Consent of Counsel, attached hereto EX-99.23(i).

(p)	(5)	Wellington Management Company, LLP's Code of Ethics, attached hereto as EX-99.23(p)(5).